Other expenses	12 Months Ended
Dec. 31, 2012
Other expenses
Other expenses

22    Other expenses

	Year ended as of December 31,
	2012	2011	2010
Litigation(*)	694	284	141
Provision for loss assets	366	278	108
Fundação Vale do Rio Doce—FVRD	37	123	55
Damage cost	65	98	–
Pre operating, stoppage and start up	1,592	1,293	1,117
Others	894	734	784

	3,648	2,810	2,205

(*)
See note 21 (b)